Net Loss Per Share (Tables)	3 Months Ended
Mar. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows (in thousands, except share and per share amounts):

	March 31,
	2022	2021
Numerator
Net loss	$(26,733)	$(34,945)
Net loss attributable to ordinary shareholders—basic and diluted	$(26,733)	$(34,945)
Denominator
Weighted-average number of ordinary shares used in net loss
per share—basic and diluted	42,644,340	35,655,443
Net loss per share attributable to ordinary shareholders—basic and diluted	$(0.63)	$(0.98)

Schedule of Potential Ordinary Shares Excluded from Computation of Diluted Net Loss Per Share	The Company excluded the following potential ordinary shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to ordinary shareholders for the three months ended March 31, 2022 and 2021 because including them would have had an anti-dilutive effect:

	March 31,
	2022	2021
Unvested ordinary shares	35,731	169,453
Share options	8,105,221	3,978,560
Restricted share units	594,895	27,500
Total	8,735,847	4,175,513